Stock Based Compensation (Summary of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock-Based Compensation [Abstract]
Options, Outstanding, beginning of period	206,463	219,540	225,670
Options, Granted	14,500	12,500	28,600
Options, Exercised	(16,859)	(25,577)	(24,127)
Options, Forfeited	(9,583)		(10,603)
Options, Outstanding, end of period	194,521	206,463	219,540
Options, Exercisable, end of period	180,021	193,963	190,940
Weighted Average Exercise Price Per Share, Outstanding, beginning of period	$ 26.74	$ 26.64	$ 26.27
Weighted Average Exercise Price Per Share, Granted	28.55	29.08	27.07
Weighted Average Exercise Price Per Share, Exercised	26.19	27.05	23.83
Weighted Average Exercise Price Per Share, Forfeited	27.02		28.92
Weighted Average Exercise Price Per Share, Outstanding, end of period	26.91	26.74	26.64
Weighted Average Exercise Price Per Share, Exercisable, end of period	$ 26.78	$ 26.59	$ 26.58
Weighted Average Remaining Contractual Term, Outstanding	5 years 2 months 12 days
Aggregate Intrinsic Value, Outstanding, end of period	$ 362,754	$ 477,640	$ 146,970
Aggregate Intrinsic Value, Exercisable at end of period	$ 359,854	$ 477,640	$ 146,900